Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 58,876,496.12
Total Fee Amount	5,122.26
Total Offset Amount	0.00
Net Fee	$ 5,122.26
Offering Table N/A
Offset Table N/A	N/A